Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Capital structure [abstract]
Equity attributable to the equity shareholders of the Company	₨ 568,116	$ 8,214	₨ 482,936
As percentage of total capital	85.00%	85.00%	78.00%
Current loans, borrowings and bank overdrafts	₨ 71,099	$ 1,028	₨ 92,991
Long-term loans and borrowings	28,368	$ 410	45,268
Total loans, borrowings and bank overdrafts	₨ 99,467		₨ 138,259
As percentage of total capital	15.00%	15.00%	22.00%
Total capital (loans, borrowings and bank overdrafts and equity)	₨ 667,583		₨ 621,195
Percentage of change, Equity attributable to the equity shareholders of the Company	17.64%	17.64%
Percentage of change, Total loans and borrowings	(28.06%)	(28.06%)
Percentage of change, Total capital (loans and borrowings and equity)	7.47%	7.47%